Pension Liabilities - Changes in the defined-benefit pension obligations (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Liabilities
Subtotal included in other items of comprehensive income	kr 2,763	kr 1,993	kr 1,216
Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(3,182)	(8,296)
Service costs	(1,556)	(2,178)
Interest expense	(10)	(7)
Curtailment		4,206
Employee contribution	887	704
Subtotal included in the statement of consolidated operations	(679)	2,725
Return on assets (excluding interest expenses)	34	64
Actuarial gains/(losses) related to changes in demographic assumptions	54	426
Actuarial gains/(losses) related to changes in financial assumptions	2,846	1,120
Other actuarial gains/(losses)	(454)	360
Subtotal included in other items of comprehensive income	2,480	1,970
Employer contributions	887	704
Currency translation effect	(390)	(285)
Balance at the end	(884)	(3,182)	(8,296)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	7,942
Balance at the end	6,027	7,942
Defined Benefit Plan Obligation | Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(7,942)	(19,193)
Service costs	(1,530)	(2,165)
Interest expense	(27)	(17)
Curtailment		12,011
Subtotal included in the statement of consolidated operations	(1,558)	9,829
Amounts paid/received	2,140	291
Actuarial gains/(losses) related to changes in demographic assumptions		349
Actuarial gains/(losses) related to changes in financial assumptions	2,846	1,120
Other actuarial gains/(losses)	(454)	360
Subtotal included in other items of comprehensive income	2,392	1,829
Currency translation effect	(1,059)	(698)
Balance at the end	(6,027)	(7,942)	(19,193)
Defined Benefit Plan Obligation | France | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	(111)	(172)
Service costs	(26)	(13)
Interest expense	(1)
Subtotal included in the statement of consolidated operations	(27)	(13)
Actuarial gains/(losses) related to changes in demographic assumptions	54	77
Subtotal included in other items of comprehensive income	54	77
Currency translation effect	(9)	(3)
Balance at the end	(94)	(111)	(172)
Fair Value of Plan Assets | Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Balance at the beginning	4,871	11,069
Interest expense	18	10
Curtailment		(7,805)
Employee contribution	887	704
Subtotal included in the statement of consolidated operations	906	(7,091)
Amounts paid/received	(2,140)	(291)
Return on assets (excluding interest expenses)	34	64
Subtotal included in other items of comprehensive income	34	64
Employer contributions	887	704
Currency translation effect	679	416
Balance at the end	kr 5,238	kr 4,871	kr 11,069